UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22917

Absolute Shares Trust
(Exact name of registrant as specified in charter)

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701
(Address of principal executive offices) (Zip code)

Don Schreiber, Jr.

Millington Securities, LLC

331 Newman Springs Rd Suite 143

Red Bank, New Jersey 07701
(Name and address of agent for service)

(732) 842-4920

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

WBI BullBear Value 3000 ETF
WBIF (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the WBI BullBear Value 3000 ETF for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Value 3000 ETF	$164	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIF is an actively managed fund that focuses on risk management and value-oriented stocks when fully invested. As such, WBIF had under a quarter of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Cash and other ETFs contributed positively to performance, with an average weight of just under 10%. Industrials and Financials also added to total return, both with higher average weights relative to the index. However, the Fund’s value bias led to a significant underweight in Information Technology—about half the weight of the index on average—which was the largest driver of the performance gap relative to the growth-stock-heavy benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Value 3000 ETF NAV	-0.13	3.58	2.83
S&P 500 TR	15.16	16.64	13.65
Russell 3000 Value Total Return	13.30	13.87	9.04
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
WBI BullBear Value 3000 ETF	PAGE 1	TSR-AR-00400R601

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$28,519,074
Number of Holdings	100
Net Advisory Fee	$242,164
Portfolio Turnover	690%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.5%
NVIDIA Corp.	2.3%
Meta Platforms, Inc. - Class A	2.3%
Microsoft Corp.	2.1%
Comfort Systems USA, Inc.	2.1%
Amazon.com, Inc.	2.1%
Alphabet, Inc. - Class A	2.1%
Interactive Brokers Group, Inc. - Class A	2.0%
Apple, Inc.	1.9%
Penske Automotive Group, Inc.	1.9%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,
LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Value 3000 ETF	PAGE 2	TSR-AR-00400R601

WBI BullBear Yield 3000 ETF
WBIG (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the WBI BullBear Yield 3000 ETF for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Yield 3000 ETF	$146	1.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIG is an actively managed fund that focuses on risk management and yield-oriented securities. As such, WBIG had under a quarter of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Industrials, Communication Services, and Consumer Discretionary contributed positively to total return, with Industrials and Consumer Discretionary both holding average weights close to or above the benchmark. However, the Fund’s yield focus resulted in a significant underweight to Information Technology—less than one-third of the index weight on average—which, along with weakness in Consumer Staples and Energy, created the largest performance gap relative to the growth-stock-heavy benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Yield 3000 ETF NAV	-6.32	1.44	0.92
S&P 500 TR	15.16	16.64	13.65
Russell 3000 Value Total Return	13.30	13.87	9.04
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
WBI BullBear Yield 3000 ETF	PAGE 1	TSR-AR-00400R700

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,608,100
Number of Holdings	103
Net Advisory Fee	$320,116
Portfolio Turnover	799%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.2%
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	3.8%
Angel Oak High Yield Opportunities ETF	3.6%
TCW Senior Loan ETF	2.5%
Eaton Vance Short Duration Income ETF	2.2%
SPDR Bloomberg Investment Grade Floating Rate ETF	2.1%
OneMain Holdings, Inc.	1.6%
Comfort Systems USA, Inc.	1.6%
Interactive Brokers Group, Inc. - Class A	1.5%
United Parcel Service, Inc.	1.5%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,  LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Yield 3000 ETF	PAGE 2	TSR-AR-00400R700

WBI BullBear Quality 3000 ETF
WBIL (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the WBI BullBear Quality 3000 ETF for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI BullBear Quality 3000 ETF	$152	1.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIL is an actively managed fund that focuses on risk management and quality-oriented companies. WBIL had under one-third of its weight on average in common with the S&P 500, and less than one-third of the names in the index appeared in the Fund during the year. Financials, Communication Services, and Utilities were the largest contributors to total return, with Financials holding a higher average weight than the benchmark. However, an overweight to Industrials and a significant underweight to Information Technology—less than half the benchmark weight on average—were key detractors. These sector tilts, consistent with the Fund’s quality-focused, risk-managed approach, contributed to the performance gap versus the growth-stock-heavy benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
WBI BullBear Quality 3000 ETF NAV	-2.40	5.27	3.86
S&P 500 TR	15.16	16.64	13.65
Russell 3000 Total Return	15.30	15.96	12.96
Visit https://wbietfs.com/documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
WBI BullBear Quality 3000 ETF	PAGE 1	TSR-AR-00400R809

KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$33,428,375
Number of Holdings	67
Net Advisory Fee	$301,298
Portfolio Turnover	760%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.0%
Microsoft Corp.	3.2%
NVIDIA Corp.	3.0%
Amazon.com, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
ROBLOX Corp.	2.8%
Apple, Inc.	2.6%
HEICO Corp.	2.5%
Zscaler, Inc.	2.4%
Howmet Aerospace, Inc.	2.3%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,  LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI BullBear Quality 3000 ETF	PAGE 2	TSR-AR-00400R809

WBI Power Factor High Dividend ETF
WBIY (Principal U.S. Listing Exchange: NYSE )
Annual Shareholder Report | June 30, 2025
This annual shareholder report contains important information about the WBI Power Factor High Dividend ETF for the period of July 1, 2024, to June 30, 2025. You can find additional information about the Fund at https://wbietfs.com/documents/. You can also request this information by contacting us at 1-800-772-5810.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WBI Power Factor High Dividend ETF	$100	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the S&P 500 Index. WBIY seeks to invest in high-dividend-yield stocks, focusing on value-oriented companies with strong fundamentals. As a result, WBIY had about 4% of its weight on average in common with the S&P 500, and less than one-tenth of the names in the index appeared in the Fund during the year. Financials, Energy, and Communication Services were the top contributors to total return, with each sector holding significantly higher average weights than the benchmark. However, the absence of Information Technology exposure, along with weakness in higher-yielding names within the Consumer Discretionary and Materials sectors, created the largest performance gap relative to the growth-stock-heavy benchmark. While the Fund delivered attractive income, its value-oriented, yield-driven approach lagged in a market dominated by mega-cap growth stocks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/19/2016)
WBI Power Factor High Dividend ETF NAV	6.10	14.63	7.15
S&P 500 TR	15.16	16.64	14.50
Russell 3000 Value Total Return	13.30	13.87	8.88
Visit https://wbietfs.com/documents/ for more recent performance information.
WBI Power Factor High Dividend ETF	PAGE 1	TSR-AR-00400R858

*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$55,589,518
Number of Holdings	51
Net Advisory Fee	$285,613
Portfolio Turnover	141%
Visit https://wbietfs.com/documents/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Sector Breakdown (% of net assets)†

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	27.0%
APA Corp.	5.2%
Ford Motor Co.	5.0%
AES Corp.	4.7%
Pfizer, Inc.	4.7%
FMC Corp.	4.7%
United Parcel Service, Inc. - Class B	4.7%
LyondellBasell Industries NV - Class A	4.7%
Best Buy Co., Inc.	4.6%
Altria Group, Inc.	4.6%
†	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
At the November 14, 2024 board meeting, The Board of Trustees of the Trust (the “Board”) approved Vigilant Distributors,  LLC as the new distributor of the Trust.
This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at  https://wbietfs.com/documents/ or upon request at 1-800-772-5810 or  https://wbietfs.com/wp-content/uploads/pdf/AB_SH_PRO.pdf.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://wbietfs.com/documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your WBI Investments documents not be householded, please contact WBI Investments at 1-800-772-5810, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by WBI Investments or your financial intermediary.
WBI Power Factor High Dividend ETF	PAGE 2	TSR-AR-00400R858

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John A. Flanagan is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

WBI BullBear Value 3000 ETF	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$22,070	$21,266
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,488	$7,200
(d) All Other Fees	N/A	N/A

WBI BullBear Yield 3000 ETF	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$22,070	$21,266
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,488	$7,200
(d) All Other Fees	N/A	N/A

WBI BullBear Quality 3000 ETF	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$22,070	$21,266
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,488	$7,200
(d) All Other Fees	N/A	N/A

WBI BullBear Power FactorTM High Dividend ETF	FYE 06/30/2025	FYE 06/30/2024
(a) Audit Fees	$22,070	$20,206
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$7,488	$7,200
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by KPMG LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 06/30/2025	FYE 06/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 06/30/2025	FYE 06/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established inaccordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Andrew Putterman, Jude T. Depko, John A. Flanagan.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not Appliable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Annual Financial Statements and Additional Information
June 30, 2025

WBI BullBear Value 3000 ETF
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 97.4%
Capital Goods - 11.0%
AMETEK, Inc.	759	$137,349
Applied Industrial Technologies, Inc.(a)	439	102,045
Carlisle Cos., Inc.	625	233,375
Comfort Systems USA, Inc.	1,133	607,526
Donaldson Co., Inc.	1,073	74,413
Emerson Electric Co.(a)	2,517	335,592
Lincoln Electric Holdings, Inc.	501	103,867
Mueller Industries, Inc.	6,474	514,489
Owens Corning	1,687	231,996
Parker-Hannifin Corp.	202	141,091
Rockwell Automation, Inc.	446	148,148
Vertiv Holdings Co. - Class A	2,791	358,392
Westinghouse Air Brake Technologies Corp.	671	140,474
		3,128,757
Commercial & Professional Services - 6.3%
Automatic Data Processing, Inc.	694	214,030
Broadridge Financial Solutions, Inc.	566	137,555
Genpact Ltd.(a)	5,043	221,942
Jacobs Solutions, Inc.	1,859	244,365
KBR, Inc.(a)	1,823	87,395
Rollins, Inc.	2,395	135,126
Tetra Tech, Inc.(a)	13,435	483,123
Verisk Analytics, Inc.	894	278,481
		1,802,017
Consumer Discretionary Distribution & Retail - 8.5%
Amazon.com, Inc.(b)	2,747	602,664
Dick’s Sporting Goods, Inc.(a)	1,377	272,384
eBay, Inc.	4,361	324,720
Group 1 Automotive, Inc.	229	100,007
Lithia Motors, Inc.	317	107,089
Penske Automotive Group, Inc.(a)	3,223	553,744
Williams-Sonoma, Inc.	2,923	477,530
		2,438,138
Consumer Durables & Apparel - 1.2%
Lennar Corp. - Class A(a)	2,125	235,046
Ralph Lauren Corp.	360	98,741
		333,787
Consumer Services - 5.4%
ADT, Inc.	41,050	347,693
Boyd Gaming Corp.	1,362	106,549
H&R Block, Inc.(a)	4,347	238,607
Service Corp. International(a)	1,300	105,820
Texas Roadhouse, Inc.	1,171	219,457
Yum China Holdings, Inc.	11,460	512,377
		1,530,503
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp.	133	131,662

	Shares	Value
Energy - 4.7%
Cheniere Energy, Inc.	998	$243,033
Diamondback Energy, Inc.	3,868	531,463
Occidental Petroleum Corp.(a)	11,366	477,486
Viper Energy, Inc.	2,438	92,961
		1,344,943
Financial Services - 12.5%
American Express Co.(a)	785	250,399
Ameriprise Financial, Inc.	610	325,575
Ares Management Corp. - Class A(a)	1,788	309,682
Blackstone, Inc.	952	142,400
Cboe Global Markets, Inc.	1,029	239,973
Charles Schwab Corp.	4,712	429,923
Equitable Holdings, Inc.	1,878	105,356
Essent Group Ltd.	4,027	244,560
FirstCash Holdings, Inc.	1,418	191,629
Interactive Brokers Group, Inc. - Class A	10,180	564,074
MGIC Investment Corp.	8,423	234,496
Stifel Financial Corp.	2,450	254,261
Visa, Inc. - Class A(a)	810	287,590
		3,579,918
Food, Beverage & Tobacco - 3.2%
Constellation Brands, Inc. - Class A(a)	1,227	199,608
Lamb Weston Holdings, Inc.	5,664	293,679
Monster Beverage Corp.(b)	6,563	411,106
		904,393
Health Care Equipment & Services - 2.5%
McKesson Corp.	323	236,688
ResMed, Inc.(a)	937	241,746
UnitedHealth Group, Inc.	723	225,554
		703,988
Insurance - 6.5%
Assurant, Inc.	503	99,337
Globe Life, Inc.	827	102,788
Hanover Insurance Group, Inc.	597	101,412
Hartford Insurance Group, Inc.	1,772	224,814
Primerica, Inc.	1,810	495,343
W.R. Berkley Corp.	7,275	534,494
Willis Towers Watson PLC	942	288,723
		1,846,911
Materials - 3.5%
Avery Dennison Corp.	548	96,157
CF Industries Holdings, Inc.	2,549	234,508
Eagle Materials, Inc.	1,143	231,012
Louisiana-Pacific Corp.	1,095	94,159
NewMarket Corp.	345	238,347
Silgan Holdings, Inc.	1,796	97,307
		991,490

The accompanying notes are an integral part of these financial statements.

1

WBI BullBear Value 3000 ETF
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media & Entertainment - 7.1%
Alphabet, Inc. - Class A	3,418	$602,354
Charter Communications, Inc. - Class A(a)(b)	324	132,454
Electronic Arts, Inc.	2,084	332,815
Meta Platforms, Inc. - Class A	879	648,781
TKO Group Holdings, Inc.	1,721	313,136
		2,029,540
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
AbbVie, Inc.	743	137,916
Gilead Sciences, Inc.	2,568	284,714
		422,630
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	2,873	525,960
KLA Corp.	295	264,243
Lam Research Corp.	2,760	268,659
NVIDIA Corp.	4,170	658,818
		1,717,680
Software & Services - 5.9%
Accenture PLC - Class A	726	216,994
ANSYS, Inc. (b)	810	284,488
Microsoft Corp.	1,224	608,830
Salesforce.com, Inc.	972	265,055
ServiceNow, Inc. (b)	310	318,705
		1,694,072
Technology Hardware & Equipment - 4.5%
Apple, Inc.	2,709	555,806
Cisco Systems, Inc.	4,417	306,451
HP, Inc.	17,399	425,580
		1,287,837
Telecommunication Services - 0.5%
T-Mobile US, Inc.	569	135,570
Transportation - 2.7%
FedEx Corp. (a)	2,280	518,267
Ryder System, Inc.	1,539	244,701
		762,968
Utilities - 3.5%
DTE Energy Co.	3,866	512,091
National Fuel Gas Co.	1,241	105,125
NextEra Energy, Inc.	3,012	209,093
Vistra Corp.	874	169,390
		995,699
TOTAL COMMON STOCKS (Cost $26,230,426)		27,782,503

	Units	Value
SHORT-TERM INVESTMENTS - 15.5%
Investments Purchased with Proceeds from Securities Lending - 15.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50% (c)	4,413,077	$4,413,077
TOTAL SHORT-TERM INVESTMENTS (Cost $4,413,077)		4,413,077
TOTAL INVESTMENTS - 112.9% (Cost $30,643,503)		$32,195,580
Money Market Deposit Account - 2.6%(d)		736,544
Liabilities in Excess of Other Assets - (15.5)%		(4,413,050)
TOTAL NET ASSETS - 100.0%		$28,519,074

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $4,318,099.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

2

WBI BullBear Yield 3000 ETF
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 80.2%
Capital Goods - 9.2%
Acuity, Inc.	1,061	$316,539
Applied Industrial Technologies, Inc.(a)	524	121,804
Carlisle Cos., Inc.	755	281,917
Comfort Systems USA, Inc.	1,003	537,819
EMCOR Group, Inc.(a)	687	367,469
Lincoln Electric Holdings, Inc.	604	125,221
Lockheed Martin Corp.	416	192,666
Mueller Industries, Inc.	5,691	452,264
Owens Corning	2,055	282,604
Stanley Black & Decker, Inc.(a)	6,676	452,299
		3,130,602
Commercial & Professional Services - 4.2%
Automatic Data Processing, Inc.	606	186,890
Broadridge Financial Solutions, Inc.	819	199,042
Genpact, Ltd.(a)	2,690	118,387
Jacobs Solutions, Inc.	2,062	271,050
KBR, Inc.(a)	4,532	217,264
Tetra Tech, Inc.	11,644	418,718
		1,411,351
Consumer Discretionary Distribution & Retail - 4.5%
Dick’s Sporting Goods, Inc.	1,669	330,145
Group 1 Automotive, Inc.	272	118,785
Lithia Motors, Inc.	384	129,723
Penske Automotive Group, Inc.(a)	2,878	494,469
Williams-Sonoma, Inc.	2,623	428,519
		1,501,641
Consumer Durables & Apparel - 2.4%
Hasbro, Inc.	6,303	465,288
Lennar Corp. - Class A(a)	1,915	211,818
Ralph Lauren Corp.	429	117,666
		794,772
Consumer Services - 4.6%
ADT, Inc.	34,722	294,096
Boyd Gaming Corp.	1,609	125,872
H&R Block, Inc.	5,049	277,140
Service Corp. International(a)	1,518	123,565
Texas Roadhouse, Inc.	1,395	261,437
Yum China Holdings, Inc.	10,299	460,468
		1,542,578
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp.	2,847	215,632
Energy - 6.8%
Cheniere Energy, Inc.	882	214,785
ConocoPhillips	2,359	211,697
Diamondback Energy, Inc.	3,424	470,457
EOG Resources, Inc.	1,846	220,800
Occidental Petroleum Corp.(a)	10,077	423,335

	Shares	Value
ONEOK, Inc.	5,424	$442,761
Schlumberger NV	6,070	205,166
Viper Energy, Inc.	2,905	110,768
		2,299,769
Financial Services - 9.2%
American Express Co.(a)	989	315,471
Cboe Global Markets, Inc.	887	206,857
Equitable Holdings, Inc.	2,266	127,123
Essent Group Ltd.	4,818	292,597
FirstCash Holdings, Inc.	2,080	281,091
Interactive Brokers Group, Inc. - Class A	9,064	502,236
Janus Henderson Group PLC	6,082	236,225
MGIC Investment Corp.	10,046	279,681
OneMain Holdings, Inc.	9,461	539,277
Stifel Financial Corp.	2,935	304,595
		3,085,153
Food, Beverage & Tobacco - 4.1%
Cal-Maine Foods, Inc.	3,270	325,790
Constellation Brands, Inc. - Class A(a)	1,089	177,158
Keurig Dr Pepper, Inc.	5,829	192,707
Lamb Weston Holdings, Inc.	5,142	266,613
Mondelez International, Inc. - Class A(a)	3,001	202,387
Tyson Foods, Inc. - Class A - Class A	3,651	204,237
		1,368,892
Health Care Equipment & Services - 4.0%
CVS Health Corp.	7,146	492,931
McKesson Corp.	281	205,911
Medtronic PLC	2,435	212,259
ResMed, Inc.(a)	823	212,334
UnitedHealth Group, Inc.	678	211,516
		1,334,951
Insurance - 4.4%
Assurant, Inc.	609	120,271
Globe Life, Inc.	977	121,431
Hanover Insurance Group, Inc.	704	119,588
Hartford Insurance Group, Inc.	1,562	198,171
Primerica, Inc.	1,619	443,072
W.R. Berkley Corp.	6,376	468,445
		1,470,978
Materials - 3.4%
Avery Dennison Corp.	652	114,406
CF Industries Holdings, Inc.	2,922	268,824
Eagle Materials, Inc.	1,367	276,284
Louisiana-Pacific Corp.	1,287	110,669
NewMarket Corp.	405	279,798
Silgan Holdings, Inc.	2,133	115,566
		1,165,547
Media & Entertainment - 1.3%
Comcast Corp. - Class A	11,902	424,782

The accompanying notes are an integral part of these financial statements.

3

WBI BullBear Yield 3000 ETF
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
Amgen, Inc.(a)	757	$211,362
Bristol-Myers Squibb Co.	9,444	437,163
Gilead Sciences, Inc.	1,757	194,799
Johnson & Johnson	1,342	204,990
Merck & Co., Inc.(a)	5,766	456,437
Pfizer, Inc.	20,398	494,447
		1,999,198
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	2,555	467,744
KLA Corp.	259	231,997
Lam Research Corp.	2,445	237,996
		937,737
Software & Services - 0.6%
Accenture PLC - Class A	636	190,094
Technology Hardware & Equipment - 0.7%
Hewlett Packard Enterprise Co.	11,164	228,304
Telecommunication Services - 4.1%
AT&T, Inc.	15,209	440,148
Millicom International Cellular SA(a)	12,814	480,141
Verizon Communications, Inc.	10,743	464,850
		1,385,139
Transportation - 3.7%
FedEx Corp.(a)	2,020	459,167
Ryder System, Inc.	1,835	291,766
United Parcel Service, Inc. - Class B	4,904	495,011
		1,245,944
Utilities - 3.6%
DTE Energy Co.	3,429	454,206
National Fuel Gas Co.	1,444	122,322
NextEra Energy, Inc.	2,737	190,004
UGI Corp.(a)	12,469	454,122
		1,220,654
TOTAL COMMON STOCKS (Cost $25,663,049)		26,953,718
EXCHANGE TRADED FUNDS - 18.0%
Angel Oak High Yield Opportunities ETF	107,916	1,201,645
Eaton Vance Short Duration Income ETF	14,200	726,046

	Shares	Value
First Trust Senior Loan ETF	9,004	$413,193
Invesco Ultra Short Duration ETF	9,787	490,720
iShares Short Duration Bond Active ETF	7,847	400,982
SPDR Bloomberg Investment Grade Floating Rate ETF	22,941	707,271
TCW Senior Loan ETF	17,738	833,863
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	56,762	1,261,819
TOTAL EXCHANGE TRADED FUNDS (Cost $6,022,080)		6,035,539
	Units
SHORT-TERM INVESTMENTS - 15.2%
Investments Purchased with Proceeds from Securities Lending - 15.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(b)	5,107,464	5,107,464
TOTAL SHORT-TERM INVESTMENTS (Cost $5,107,464)		5,107,464
TOTAL INVESTMENTS - 113.4% (Cost $36,792,593)		38,096,721
Money Market Deposit Account - 1.8%(c)		595,118
Liabilities in Excess of Other Assets - (15.2)%		(5,083,739)
TOTAL NET ASSETS - 100.0%		$33,608,100

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $5,006,779.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

4

WBI BullBear Quality 3000 ETF
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 95.7%
Capital Goods - 12.7%
AMETEK, Inc.	1,046	$189,284
Emerson Electric Co.(a)	3,453	460,388
HEICO Corp.	2,583	847,224
Howmet Aerospace, Inc.	4,134	769,461
Parker-Hannifi Corp.	280	195,572
Rockwell Automation, Inc.	1,256	417,206
Trane Technologies PLC	441	192,898
TransDigm Group, Inc.	219	333,020
Vertiv Holdings Co. - Class A	4,093	525,582
Westinghouse Air Brake Technologies Corp.	1,526	319,468
		4,250,103
Commercial & Professional Services - 5.0%
Broadridge Financial Solutions, Inc.	784	190,536
Cintas Corp.	1,418	316,030
Equifax, Inc.	1,127	292,310
Republic Services, Inc.	1,254	309,249
Rollins, Inc.	3,315	187,032
Verisk Analytics, Inc.	1,231	383,456
		1,678,613
Consumer Discretionary Distribution & Retail - 6.5%
Amazon.com, Inc.(b)	4,458	978,041
eBay, Inc.	6,014	447,802
MercadoLibre, Inc.(b)	282	737,044
		2,162,887
Energy - 0.6%
Baker Hughes Co.	5,021	192,505
Financial Services - 10.6%
Ameriprise Financial, Inc.	835	445,665
Ares Management Corp. - Class A(a)	2,448	423,994
Blackstone, Inc.	2,661	398,032
Charles Schwab Corp.	3,543	323,263
Fiserv, Inc.(b)	1,125	193,961
Intercontinental Exchange, Inc.	1,793	328,962
S&P Global, Inc.	738	389,140
Tradeweb Markets, Inc. - Class A(a)	4,431	648,698
Visa, Inc. - Class A(a)	1,122	398,366
		3,550,081
Food, Beverage & Tobacco - 4.2%
Monster Beverage Corp.(b)	11,541	722,928
Philip Morris International, Inc.	3,727	678,799
		1,401,727
Health Care Equipment & Services - 7.4%
Cardinal Health, Inc.	4,466	750,288
Cencora, Inc.	2,348	704,048
McKesson Corp.	946	693,210

	Shares	Value
ResMed, Inc.(a)	1,247	$321,726
		2,469,272
Insurance - 7.0%
Allstate Corp.	1,505	302,972
Hartford Insurance Group, Inc.	4,900	621,663
Progressive Corp.	1,097	292,745
W R Berkley Corp.	9,309	683,932
Willis Towers Watson PLC	1,387	425,116
		2,326,428
Materials - 0.5%
Sherwin-Williams Co.	516	177,174
Media & Entertainment - 11.8%
Alphabet, Inc. - Class A	5,368	946,003
Charter Communications, Inc. - Class A(a)(b)	1,641	670,857
Electronic Arts, Inc.	2,895	462,331
Meta Platforms, Inc. - Class A	685	505,592
ROBLOX Corp. - Class A(a)(b)	8,915	937,858
TKO Group Holdings, Inc.	2,361	429,584
		3,952,225
Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
AbbVie, Inc.	1,024	190,075
Gilead Sciences, Inc.	3,890	431,284
		621,359
Semiconductors & Semiconductor Equipment - 4.1%
KLA Corp.	401	359,192
NVIDIA Corp.	6,449	1,018,877
		1,378,069
Software & Services - 14.6%
ANSYS, Inc.(b)	1,120	393,366
Intuit, Inc.	961	756,913
Microsoft Corp.	2,181	1,084,851
Salesforce, Inc.	1,435	391,310
ServiceNow, Inc.(b)	425	436,934
VeriSign, Inc.	2,570	742,216
Workday, Inc. - Class A(b)	1,156	277,440
Zscaler, Inc.(b)	2,554	801,803
		4,884,833
Technology Hardware & Equipment - 4.0%
Apple, Inc.	4,284	878,948
Cisco Systems, Inc.	6,460	448,195
		1,327,143
Telecommunication Services - 0.6%
T-Mobile US, Inc.	779	185,604
Transportation - 1.9%
Uber Technologies, Inc.(a)(b)	6,978	651,047

The accompanying notes are an integral part of these financial statements.

5

WBI BullBear Quality 3000 ETF
Schedule of Investments
June 30, 2025 (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - 2.3%
NextEra Energy, Inc.	4,262	$295,868
NRG Energy, Inc.	1,554	249,542
Vistra Corp.	1,209	234,316
		779,726
TOTAL COMMON STOCKS (Cost $29,376,597)		31,988,796
	Units
SHORT-TERM INVESTMENTS - 13.0%
Investments Purchased with Proceeds from Securities Lending - 13.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(c)	4,336,830	4,336,830
TOTAL SHORT-TERM INVESTMENTS (Cost $4,336,830)		4,336,830
TOTAL INVESTMENTS - 108.7% (Cost $33,713,427)		$36,325,626
Money Market Deposit Account - 3.6%(d)		1,207,417
Liabilities in Excess of Other Assets - (12.3)%		(4,104,668)
TOTAL NET ASSETS - 100.0%		$33,428,375

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $4,286,161.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

6

WBI Power Factor® High Dividend ETF
Schedule of Investments
June 30, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Automobiles & Components - 6.5%
Ford Motor Co.	257,214	$2,790,772
LCI Industries(a)	8,752	798,095
		3,588,867
Banks - 12.6%
Atlantic Union Bankshares Corp.	29,249	914,909
Bank of NT Butterfield & Son Ltd.	2,974	131,689
Citizens Financial Group, Inc.	17,629	788,898
Columbia Banking System, Inc.(a)	28,269	660,929
Comerica, Inc.	13,365	797,222
First Interstate BancSystem, Inc. - Class A	12,499	360,221
Hope Bancorp, Inc.	14,740	158,160
Northwest Bancshares, Inc.	12,914	165,041
Pacific Premier Bancorp, Inc.	13,336	281,256
Provident Financial Services, Inc.	12,177	213,463
Truist Financial Corp.	21,746	934,860
Valley National Bancorp	89,547	799,655
WesBanco, Inc.	25,112	794,293
		7,000,596
Consumer Discretionary Distribution & Retail - 9.0%
Best Buy Co., Inc.	38,328	2,572,959
Macy’s, Inc.(a)	160,408	1,870,357
Monro, Inc.	20,701	308,652
Upbound Group, Inc.(a)	10,479	263,023
		5,014,991
Consumer Services - 6.9%
Dine Brands Global, Inc.	14,960	363,977
Marriott Vacations Worldwide Corp.(a)	12,611	911,902
Papa John’s International, Inc.(a)	37,844	1,852,085
Travel + Leisure Co.	14,272	736,578
		3,864,542
Energy - 14.5%
APA Corp.(a)	157,738	2,885,028
Chevron Corp.	5,267	754,182
FLEX LNG Ltd.(a)	9,227	202,809
Murphy Oil Corp.(a)	71,102	1,599,795
Noble Corp. PLC	54,229	1,439,780
Permian Resources Corp.	68,700	935,694
SFL Corp. Ltd.(a)	26,869	223,819
		8,041,107
Financial Services - 8.3%
Artisan Partners Asset Management, Inc. - Class A(a)	10,259	454,782
Invesco Ltd.(a)	109,292	1,723,535
Navient Corp.	16,974	239,333
OneMain Holdings, Inc.	21,370	1,218,090
Virtus Investment Partners, Inc.	698	126,617
Western Union Co.(a)	103,798	873,979
		4,636,336

	Shares	Value
Food, Beverage & Tobacco - 8.2%
Altria Group, Inc.	43,467	$2,548,470
Conagra Brands, Inc.(a)	51,802	1,060,387
Kraft Heinz Co.(a)	36,562	944,031
		4,552,888
Insurance - 1.4%
Prudential Financial, Inc.	7,062	758,741
Materials - 9.4%
FMC Corp.(a)	62,564	2,612,047
LyondellBasell Industries NV - Class A(a)	44,737	2,588,483
		5,200,530
Media & Entertainment - 1.4%
Interpublic Group of Cos., Inc.	32,844	804,021
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
Pfizer, Inc.	108,010	2,618,162
Telecommunication Services - 4.3%
Verizon Communications, Inc.	55,757	2,412,605
Transportation - 5.1%
Global Ship Lease, Inc. - Class A	8,241	216,821
United Parcel Service, Inc. - Class B	25,786	2,602,839
		2,819,660
Utilities - 7.0%
AES Corp.	249,307	2,622,710
Clearway Energy, Inc. - Class C	17,095	547,040
Dominion Energy, Inc.	12,882	728,090
		3,897,840
TOTAL COMMON STOCKS (Cost $54,968,322)		55,210,886
	Units
SHORT-TERM INVESTMENTS - 27.0%
Investments Purchased with Proceeds from Securities Lending - 27.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.50%(b)	15,001,591	15,001,591
TOTAL SHORT-TERM INVESTMENTS (Cost $15,001,591)		15,001,591
TOTAL INVESTMENTS - 126.3% (Cost $69,969,913)		$70,212,477
Money Market Deposit Account - 0.4%(c)		210,039
Liabilities in Excess of Other Assets - (26.7)%		(14,832,998)
TOTAL NET ASSETS - 100.0%		$55,589,518

The accompanying notes are an integral part of these financial statements.

7

WBI Power Factor® High Dividend ETF
Schedule of Investments
June 30, 2025 (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $14,522,370.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 2.47%.

The accompanying notes are an integral part of these financial statements.

8

Absolute Shares Trust
Statements of Assets and Liabilities
June 30, 2025

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
ASSETS
Investments in securities, at value*+ (Note 2)	$32,195,580	$38,096,721	$36,325,626	$70,212,477
Cash	736,544	595,118	1,207,417	210,039
Receivable for investments sold	—	—	258,821	—
Dividends and interest receivable	35,527	61,175	14,953	188,221
Prepaid expenses and other assets	5,083	5,083	5,083	10,964
Receivable for Expense Reimbursement	—	—	—	1,942
Securities lending income receivable	369	1,238	291	1,460
Total Assets	32,973,103	38,759,335	37,812,191	70,625,103

LIABILITIES
Collateral received for securities loaned (Note 7)	4,413,077	5,107,464	4,336,830	15,001,591
Administration and fund accounting fees	13,308	14,053	13,375	13,416
Audit fees	10,196	10,152	10,152	10,143
Management fees	7,051	5,997	10,842	—
Accrued other expenses	3,859	7,118	5,757	3956
Chief Compliance Officer fee	2,585	2,558	2,685	2,691
Custody fees	2,002	2,234	2,237	1,820
Legal fees	1,947	1,655	1,934	1,964
Directors fees	4	4	4	4
Total Liabilities	4,454,029	5,151,235	4,383,816	15,035,585
NET ASSETS	$ 28,519,074	$33,608,100	$33,428,375	$55,589,518

Net Assets Consist of:
Paid-in capital	$47,590,737	$99,370,647	$55,940,387	$61,219,243
Total accumulated deficit	(19,071,663)	(65,762,547)	(22,512,012)	(5,629,725)
Net Assets	$ 28,519,074	$33,608,100	$33,428,375	$55,589,518
*Cost
Investments in securities	$30,643,503	$36,792,593	$33,713,427	$69,969,913
Net Asset Value (unlimited shares authorized):
Net Assets	$ 28,519,074	$33,608,100	$33,428,375	$55,589,518
Shares Outstanding^	988,315	1,530,183	1,027,182	1,900,000
Net asset value, offering and redemption price per share	$ 28.86	$21.96	$32.54	$29.26

^	No Par Value
+	Including securities on loan of $4,318,099, $5,006,779, $4,286,161, $14,522,370 respectively.
The accompanying notes are an integral part of these financial statements.

9

Absolute Shares Trust
Statements of Operations
For the Year Ended June 30, 2025

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI Power Factor® High Dividend ETF
INVESTMENT INCOME
Dividends+	$489,031	$1,285,374	$408,477	$3,507,554
Interest	50,442	70,325	66,663	24,555
Securities lending income (Note 7)	4,461	7,626	4,855	17,724
Total investment income	543,934	1,363,325	479,995	3,549,833

Expenses:
Management fees (Note 3)	265,581	332,702	316,287	329,062
Professional fees	107,177	105,792	106,187	107,186
Administration, fund accounting and custodian fees (Note 6)	87,372	88,772	88,122	85,689
Director’s fees and expenses	27,430	27,430	27,430	27,430
Insurance expenses	25,440	25,440	25,440	25,440
Exchange fees	11,709	9,926	10,557	8,315
Shareholder reporting expenses	3,542	3,846	3,756	4,766
Miscellaneous expenses	8,766	10,257	9,376	36,006
Total Expenses	537,017	604,165	587,155	623,894
Less: Fees (Waived)	(23,417)	(12,586)	(14,989)	(43,449)
Net Expenses	513,600	591,579	572,166	580,445
Net investment income	30,334	771,746	(92,171)	2,969,388

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(1,397,907)	(3,607,946)	(2,343,557)	3,567,477
Net change in unrealized appreciation (depreciation) of:
Investments in securities	1,335,815	667,982	1,896,816	(3,132,344)
Net realized and unrealized gain (loss) on investments	(62,092)	(2,939,964)	(446,741)	435,133
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (31,758)	$ (2,168,218)	$(538,912)	$ 3,404,521

+	There are no taxes withheld as of 6/30/2025.
The accompanying notes are an integral part of these financial statements.

10

Absolute Shares Trust
Statements of Changes in Net Assets

	WBI BullBear Value 3000 ETF		WBI BullBear Yield 3000 ETF
	Year Ended June 30,
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$30,334	$475,894	$771,746	$920,351
Net realized gain (loss) on investments	(1,397,907)	3,172,482	(3,607,946)	4,395,143
Net change in unrealized appreciation (depreciation) of investments	1,335,815	(3,357,191)	667,982	(3,059,535)
Net increase (decrease) in net assets resulting from operations	(31,758)	291,185	(2,168,218)	2,255,959
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(94,871)	(452,001)	(801,291)	(899,303)
From return of capital	(6,806)	—	(28,347)	—
Total distributions to shareholders	(101,677)	(452,001)	(829,638)	(899,303)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	—	—	—	—
Cost of shares redeemed	(4,346,390)	(11,294,235)	(7,200,795)	(15,203,025)
Net decrease from capital transactions	(4,346,390)	(11,294,235)	(7,200,795)	(15,203,025)
Total decrease in net assets	$ (4,479,825)	$(11,455,051)	$ (10,198,651)	$ (13,846,369)
NET ASSETS
Beginning of Year	$ 32,998,899	$44,453,950	$43,806,751	$57,653,120
End of Year	$ 28,519,074	$32,998,899	$ 33,608,100	$43,806,751

The accompanying notes are an integral part of these financial statements.

11

Absolute Shares Trust
Statements of Changes in Net Assets (Continued)

	WBI BullBear Quality 3000 ETF		WBI Power Factor® High Dividend ETF
	Year Ended June 30,
	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$(92,171)	$44,313	$ 2,969,388	$2,687,012
Net realized gain (loss) on investments	(2,343,557)	7,477,052	$3,567,477	(206,398)
Net change in unrealized appreciation (depreciation) of investments	1,896,816	(1,821,876)	$(3,132,344)	6,599,428
Net increase (decrease) in net assets resulting from operations	(538,912)	5,699,489	3,404,521	9,080,042
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(44,683)	(3,061,205)	(2,566,342)
Total distributions to shareholders	—	(44,683)	(3,061,205)	(2,566,342)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	—	—	6,101,615	5,777,920
Cost of shares redeemed	(5,278,970)	(10,991,445)	(10,367,845)	(13,684,070)
Net decrease from capital transactions	(5,278,970)	(10,991,445)	(4,266,230)	(7,906,150)
Total decrease in net assets	$ (5,817,882)	$(5,336,639)	$ (3,922,914)	$(1,392,450)
NET ASSETS
Beginning of Year	$ 39,246,257	$44,582,896	$59,512,432	$60,904,882
End of Year	$ 33,428,375	$39,246,257	$ 55,589,518	$59,512,432

The accompanying notes are an integral part of these financial statements.

12

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Value 3000 ETF
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$28.99	$28.90	$29.55	$31.75	$25.60
Income (Loss) from Investment Operations:
Net investment income[1]	0.03	0.35	0.25	0.29	0.49
Net gain (loss) on investments (realized and unrealized)[2]	(0.07)	0.10	(0.51)	(2.06)	6.05
Total from investment operations	(0.04)	0.45	(0.26)	(1.77)	6.54
Less Distributions:
Distributions from net investment income[3]	(0.09)	(0.36)	(0.39)	(0.43)	(0.39)
Net asset value, end of year	$ 28.86	$28.99	$28.90	$29.55	$31.75
Market price, end of year	$28.78	$28.97	$28.91	$29.48	$31.77
Net Assets Total Return[4]	(0.13)%	1.57%	(0.79)%	(5.62)%	25.59%
Supplemental Data:
Net assets, end of year (000’s)	$28,519	$32,999	$44,454	$42,503	$53,597
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.72%	1.51%	1.64%	1.38%	1.36%
Expenses after fees (waived)/recouped	1.64%	1.36%	1.25%	1.25%	1.25%
Net investment income to average net assets	0.09%	1.24%	0.89%	0.94%	1.71%
Portfolio turnover rate[5]	690%	742%	906%	845%	800%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[3]	Distributions from net investment income per share represents distributions divided by the distribution shares throughout the period.
[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

13

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Yield 3000 ETF
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$23.94	$23.25	$25.95	$26.67	$22.53
Income (Loss) from Investment Operations:
Net investment income[1]	0.45	0.43	0.42	0.39	0.41
Net gain (loss) on investments (realized and unrealized)[2]	(1.93)	0.69	(2.61)	(0.57)	4.13
Total from investment operations	(1.48)	1.12	(2.19)	(0.18)	4.54
Less Distributions:
Distributions from net investment income[3]	(0.50)	(0.43)	(0.51)	(0.54)	(0.40)
Net asset value, end of year	$21.96	$23.94	$23.25	$25.95	$26.67
Market price, end of year	$21.91	$23.92	$23.24	$25.92	$26.68
Net Assets Total Return[4]	(6.32)%	4.88%	(8.49)%	(0.73)%	20.36%
Supplemental Data:
Net assets, end of year (000’s)	$ 33,608	$43,807	$57,653	$38,416	$47,477
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.54%	1.36%	1.44%	1.43%	1.27%
Expenses after fees (waived)/recouped	1.51%	1.28%	1.25%	1.26%	1.25%
Net investment income to average net assets	1.97%	1.83%	1.73%	1.44%	1.68%
Portfolio turnover rate[5]	799%	641%	890%	824%	820%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[3]	Distributions from net investment income per share represents distributions divided by the distribution shares throughout the period.
[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

14

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI BullBear Quality 3000 ETF
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$33.34	$29.19	$28.78	$30.74	$26.06
Income (Loss) from Investment Operations:
Net investment income[1]	(0.08)	0.03	0.23	0.32	0.12
Net gain (loss) on investments (realized and unrealized)[2]	(0.72)	4.16	0.54	(1.68)	4.62
Total from investment operations	(0.80)	4.19	0.77	(1.36)	4.74
Less Distributions:
Distributions from net investment income[3]	—	(0.04)	(0.36)	(0.60)	(0.06)
Net asset value, end of year	$32.54	$33.34	$29.19	$28.78	$30.74
Market price, end of year	$32.53	$33.33	$29.19	$28.73	$30.75
Net Assets Total Return[4]	(2.40)%	14.33%	2.79%	(4.58)%	18.21%
Supplemental Data:
Net assets, end of year (000’s)	$ 33,428	$39,246	$44,583	$36,758	$45,407
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.58%	1.44%	1.65%	1.45%	1.31%
Expenses after fees (waived)/recouped	1.54%	1.32%	1.25%	1.25%	1.25%
Net investment income to average net assets	(0.26)%	0.10%	0.82%	1.04%	0.43%
Portfolio turnover rate[5]	760%	672%	805%	899%	838%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[3]	Distributions from net investment income per share represents distributions divided by the distribution shares throughout the period.
[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.

15

Absolute Shares Trust
Financial Highlights
For capital share outstanding throughout each period

	WBI Power Factor® High Dividend ETF
	Year Ended June 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$29.03	$25.92	$25.97	$27.43	$18.76
Income (Loss) from Investment Operations:
Net investment income[1]	1.49	1.26	1.36	1.16	1.10
Net gain (loss) on investments (realized and unrealized)[2]	0.29	3.07	0.05	(1.49)	8.65
Total from investment operations	1.78	4.33	1.41	(0.33)	9.75
Less Distributions:
Distributions from net investment income[3]	(1.55)	(1.22)	(1.46)	(1.13)	(1.08)
Net asset value, end of year	$ 29.26	$29.03	$25.92	$25.97	$27.43
Market price, end of year	$29.25	$29.00	$25.94	$25.92	$27.48
Net Assets Total Return[4]	6.10%	16.97%	5.63%	(1.40)%	53.09%
Supplemental Data:
Net assets, end of year (000’s)	$55,590	$59,512	$60,905	$62,333	$64,457
Ratios to Average Net Assets:
Expenses before fees (waived)/recouped	1.04%	0.99%	1.00%	0.94%	0.98%
Expenses after fees (waived)/recouped	0.97%	0.84%	0.70%	0.70%	0.70%
Net investment income to average net assets	4.95%	4.52%	5.09%	4.16%	4.73%
Portfolio turnover rate[5]	141%	152%	175%	183%	191%

[1]	Calculated based on average shares outstanding during the period
[2]
The amount for a share outstanding throughout the period may not be in accordance with the aggregate net realized and unrealized gain (loss) on investment for the period because of the timing of capital share transactions in relation to fluctuating market values of the Fund’s underlying securities.

[3]	Distributions from net investment income per share represents distributions divided by the distribution shares throughout the period.
[4]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[5]	Excludes securities received or delivered as a result of processing capital share transactions in creation units.
The accompanying notes are an integral part of these financial statements.
The accompanying notes are an integral part of these financial statements.

16

Absolute Shares Trust
Note to Financial Statements
June 30, 2025
NOTE 1 – ORGANIZATION
Absolute Shares Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2013 and is authorized to have multiple segregated series or portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of the following four separate investment portfolios (each, a “Fund” or, individually and, together, the “Funds”):
WBI BullBear Value 3000 ETF
WBI BullBear Yield 3000 ETF
WBI BullBear Quality 3000 ETF
WBI Power Factor® High Dividend ETF
Each Fund is classified as diversified for purposes of the 1940 Act.
The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the fiscal period from July 1, 2024 through June 30, 2025 for all funds (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities and the disclosure of contingent assets and liabilities at June 30, 2025. Actual results could differ from these estimates.
A.
Valuation. All equity securities, including domestic common stocks, preferred stocks, exchange traded funds and exchange traded notes, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Select Market and Nasdaq Capital Market (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices is used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price is used.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Shares in privately offered liquidity funds are valued at their NAV per share.
Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.
Securities for which quotations are not readily available are valued by the Adviser, whom the Board of Trustees designed as the valuation designee pursuant to valuation procedures adopted by the Board (the “Valuation Procedures”) and information it receives from the Sub-Advisor and U.S. Bancorp Fund Services, LLC (“Fund Services”). When a security is “fair valued”, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Valuation Procedures. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

17

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; including the Funds’ Valuation Committee’s assumptions used in determining the fair value of investments. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
WBI BullBear Value 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$27,782,503	$—	$—	$27,782,503
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,413,077
Total Investments in Securities, at value	$27,782,503	$—	$—	$32,195,580

WBI BullBear Yield 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$26,953,718	$—	$—	$26,953,718
Exchange Traded Funds	6,035,539	—	—	6,035,539
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	5,107,464
Total Investments in Securities, at value	$32,989,257	$—	$—	$38,096,721

18

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
WBI BullBear Quality 3000 ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$31,988,796	$—	$—	$31,988,796
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,336,830
Total Investments in Securities, at value	$31,988,796	$—	$—	$36,325,626

WBI Power Factor® High Dividend ETF

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$55,210,886	$—	$—	$55,210,886
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	15,001,591
Total Investments in Securities, at value	$55,210,886	$—	$—	$70,212,477

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	See Schedules of Investments for breakout of investments by industry group classification.
As of the end of the reporting period, the Funds did not recognize any transfers to or from Level 3.
B.
Certain Risks. Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds. The shares of the Funds are referred to herein as “Fund Shares” or “Shares”.

ETF and Other Investment Companies Risk – When a Fund invests in another ETF or other investment company (e.g., mutual fund, closed-end fund, business development company), it will bear additional expenses based on its pro rata share of such investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or other investment company generally reflects the risks of owning the underlying securities and other assets held by the ETF or other investment company. A Fund also will incur brokerage costs when it purchases ETFs and other exchange-listed investment companies. Additionally, a Fund will be indirectly exposed to the risks of the portfolio assets held by an ETF or other investment company, including but not limited to those of ETNs, equity options, derivatives, currencies, index, leverage, and replication management.
Market Risk – Either the stock market as a whole or the value of a Fund asset or an investment held by an exchange-traded product (“ETP”) in which a Fund invests may go down, resulting in a decrease in the NAV of the Fund or its Shares or a decrease in the market price of the Shares.
Equity Securities Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. If a Fund or an ETP holds common stock equivalents of any given issuer, the Fund or ETP will generally be exposed to greater risk than if the Fund or ETP held preferred stocks and debt obligations of such issuer.
Foreign and Emerging Market Securities Risk – Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information, or unfavorable political or legal developments. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could

19

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
affect the Funds’ investments. Investments in emerging markets may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties. Also, as foreign and emerging markets decline, investors tend to exit these markets in unison.
Fluctuation of Net Asset Value – The NAV of the Shares will fluctuate with changes in market value of the Funds’ holdings.
Shares are Not Individually Redeemable – Shares are only redeemable by the Funds at NAV if they are tendered in large blocks known as “Creation Units” which are expected to be worth in excess of $1 million each. Only Authorized Participants (“APs”) may engage in such creation and redemption transactions directly with the Funds. Individual Shares may be sold on a stock exchange at their current market prices, which may be less, more, or equal to their NAV. There can be no assurance that an active trading market will be maintained for the Shares.
C.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These timing differences are primarily due to differing book and tax treatments for losses deferred due to wash sales, and passive foreign investment company adjustments, if any.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Premiums and discounts are amortized/accreted using the effective interest method over the lives of the respective debt instruments.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by WBI BullBear Value 3000 ETF, WBI BullBear Quality 3000 ETF, and WBI Power Factor® High Dividend ETF, on a quarterly basis. A distribution to shareholders from net investment income is declared and paid by WBI BullBear Yield 3000 ETF on a monthly basis. Distributions from net realized gains on securities are normally declared and paid by all Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE ARCA, Inc., the exchange where the Funds’ shares are listed, is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. The Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.

20

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
H.
Expenses. Expenses directly attributable to the Fund are charged directly to the Fund, while expenses which are attributable to the Fund and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Fund, based either upon relative average net assets or evenly among the Funds.

I.
Subsequent Events. In preparing these financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to June 30, 2025 that materially impacted the amounts or disclosures in the Funds’ financial statements.

J.
New Accounting Pronouncements and Other Matters. In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting this guidance with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

K.
Segment reporting. The Funds operates through a single operating and reporting segment to achieve its investment objective as reflected in the Funds’ prospectus. The Chief Operating Decision Makers (“CODM”) are the Funds’ president, chief financial officer, and senior management at the Investment Manager. The CODM assesses the performance and makes operating decisions for the Funds primarily based on the Funds’ changes in net assets resulting from operations. In addition to other factors and metrics, the CODM utilizes the Funds’ net assets, total return, and ratios of net and gross expenses to average net assets as key metrics in reviewing the performance of the Funds. As the Funds’ operations comprise a single reporting segment, the segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total assets” and the significant segment expenses are listed on the Statement of Operations.

NOTE 3 – MANAGEMENT FEE
Pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor serves as the investment advisor, makes investment decisions for each Fund, and manages the investment portfolios of the Funds, subject to the supervision of and policies of the Board. Under the Advisory Agreement for the Funds the Advisor may retain an investment sub-advisor for the Funds, subject to approval by the Board and Fund shareholders. Under a sub-advisory agreement, (“Sub-Advisory Agreement”) the Sub-Advisor serves as the investment sub-advisor and is responsible for the day to day management of the Funds, subject to the supervision of the Advisor and the Board. For the services the Sub-Advisor provides to each Fund, the Sub-Advisor receives a fee that is equal to 0.85% per year of the average daily net assets (calculated daily and paid monthly) of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, and WBI BullBear Quality 3000 ETF. For the services the Sub-Adviser provides to WBI Power Factor® High Dividend ETF, the Sub-Advisor receives a fee that is equal to 0.55% per year of average daily net assets, which is calculated daily and paid monthly. The Advisor is paid 0.04% of each Fund’s average daily net assets (calculated daily and paid monthly) from the management fees collected by the Sub-Advisor.
NOTE 4 – PORTFOLIO TRANSACTIONS AND BROKERAGE
The Sub-Advisor utilized non-affiliated broker dealers to execute portfolio transactions for the Funds. Currently, these non-affiliated broker dealers charge an explicit commission for these transactions, a portion of which is designated towards “soft dollar credits” that can be used to provide the Sub-Advisor with certain research and brokerage services

21

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
as described in the safe harbor provisions under Section 28(e) of the Securities and Exchange Act of 1934. During this period, the Funds paid $0.025 per share in explicit commission to these non-affiliated broker dealers for their execution services, of which $0.0125 per share was designated by the non-affiliated broker dealers to a pool of soft dollar credits for use by the Sub-Advisor. The Sub-Advisor participates in commission sharing arrangements (“CSAs”) that are consistent with the requirements of Section 28(e). Research and brokerage services furnished through CSAs may be used by the Sub-Advisor in servicing any or all of the firm’s clients and will be used for client accounts other than those that pay commissions to the broker-dealer providing the research or brokerage services.
NOTE 5 – EXPENSE LIMITATION AND REIMBURSEMENT
The Sub-Advisor had entered into an Expense Limitation Agreement (an “Agreement”) with the Trust to waive the fees and reimburse expenses of each Fund until at least October 31, 2025 (the “Expiration Date”) so that the total operating expenses (exclusive of interest, taxes, brokerage commissions, acquired fund fees, dividend payments on short sales, other expenditures which are capitalized in accordance with U.S. GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) and organizational costs (the “Operating Expenses”) of WBI Power Factor® High Dividend ETF is limited to 1.00% and each of the remaining Funds is limited to 1.70% of average net assets (the “Expense Cap”). The Sub-Advisor may discontinue its obligations under the Agreements at any time in its sole discretion after the Expiration Date. The Funds have agreed to repay the amounts borne by the Sub-Advisor under the Agreements within the three year period after the Sub-Advisor bears the expense, when and if requested by the Sub-Advisor, to the extent the Operating Expenses of the Funds are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Operating Expenses. The repayment may not raise the level of Operating Expenses of the Funds in the month of repayment to exceed the Expense Cap.
The following table shows the remaining waived and/or reimbursed expenses subject to potential recovery during the current fiscal period. The Sub-Advisor may recapture a portion of the unreimbursed amounts no later than the dates stated:

	June 30, 2026	June 30, 2027	June 30, 2028
WBI BullBear Value 3000 ETF	$163,108	55,737	23,417
WBI BullBear Yield 3000 ETF	$106,955	38,229	9,452
WBI BullBear Quality 3000 ETF	$165,666	51,910	14,388
WBI Power Factor® High Dividend ETF	$219,678	83,939	45,185

The Funds must pay their current ordinary operating expense before the Sub-Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board of Trustees’ review and approval.
NOTE 6 – COMPLIANCE AND ADMINISTRATION SERVICING AGREEMENTS
The Trust has entered into an agreement with Vigilant Distributors, LLC (“Vigilant”), whereby Vigilant agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”) serves as the independent administrator and U.S. Bank National Association (the “Custodian”) serves as the custodian to the Funds. Under the Fund Administration Servicing, Fund Accounting Servicing, and Transfer Agent Servicing Agreements, the Administrator is responsible for keeping financial books and records of the Funds and generally managing the administrative affairs and transfer agency services.
NOTE 7 – SECURITIES LENDING
The Funds may lend up to 33 1⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S Bank N.A. (“the Custodian” and “Securities Lending Agent”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest,

22

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
except in the case of loans of foreign securities which are denominated and payable in U.S. dollars and shall be collateralized in the amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. During the current fiscal period, Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.
At year end, the value of the securities on loan and payable for collateral due to broker were as follows:

Fund	Value of Securities on Loan	Collateral Received*
WBI BullBear Value 3000 ETF	$4,318,099	4,413,077
WBI BullBear Yield 3000 ETF	5,006,779	5,107,464
WBI BullBear Quality 3000 ETF	4,286,161	4,336,830
WBI Power Factor® High Dividend ETF	14,522,370	15,001,591

*
The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal year, was as follows:
Fees and Interest Income Earned

Fund	Fees and Interest Income Earned
WBI BullBear Value 3000 ETF	$4,461
WBI BullBear Yield 3000 ETF	7,626
WBI BullBear Quality 3000 ETF	4,855
WBI Power Factor® High Dividend ETF	17,724

Offsetting Assets and Liabilities. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting during the current fiscal period.
Offsetting Assets and Liabilities

Fund	Description	Value of Securities on Loan	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received(a)	Net Amount
WBI BullBear Value 3000 ETF	Securities Lending	$4,318,099	—	4,318,099	4,413,077	—
WBI BullBear Yield 3000 ETF	Securities Lending	$5,006,779	—	5,006,779	5,107,464	—

23

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)

Fund	Description	Value of Securities on Loan	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Collateral Received(a)	Net Amount
WBI BullBear Quality 3000 ETF	Securities Lending	$4,286,161	—	4,286,161	4,336,830	—
WBI Power Factor® High Dividend ETF	Securities Lending	$14,522,370	—	14,522,370	15,001,591	—

(a)
The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities, If this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

NOTE 8 – TAX INFORMATION
The tax character of distributions declared by the Funds was as follows:

	Year Ended June 30, 2025			Year Ended June 30, 2024
Fund	Ordinary Income	Long Term Capital Gain	Return of Capital	Ordinary Income	Long Term Capital Gain	Return of Capital
WBI BullBear Value 3000 ETF	$94,871	—	6,806	452,001	—	—
WBI BullBear Yield 3000 ETF	$801,291	—	28,347	899,303	—	—
WBI BullBear Quality 3000 ETF	$—	—	—	44,683	—	—
WBI PowerFactor® High Dividend ETF	$3,061,205	—	—	2,566,342	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Cose Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2025, related to net capital gain to zero.
Each Fund’s cost basis of investments for federal income tax purposes as of June 30, 2025 was as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI PowerFactor® High Dividend ETF
Cost of investments	$31,316,346	$36,991,583	$34,828,330	$70,082,882
Gross tax unrealized appreciation	1,873,570	1,472,428	2,800,643	5,224,969
Gross tax unrealized depreciation	(994,336)	(367,290)	(1,303,347)	(5,095,374)
Net tax unrealized appreciation	$879,234	$1,105,138	$1,497,296	$129,595

The components of distributable earnings (losses) for federal income tax purposes as of June 30, 2025 were as follows:

	WBI BullBear Value 3000 ETF	WBI BullBear Yield 3000 ETF	WBI BullBear Quality 3000 ETF	WBI PowerFactor® High Dividend ETF
Net tax unrealized appreciation (depreciation)	$879,234	$1,105,138	$1,497,296	$129,595
Undistributed ordinary income	—	—	—	41,262
Undistributed long term gain (loss)	—	—	—	—
Total distributable earnings	—	—	—	41,262
Other accumulated gain (loss)	(19,950,897)	(66,867,685)	(24,009,308)	(5,800,582)
Total accumulated gain (loss)	$(19,071,663)	$(65,762,547)	$(22,512,012)	$(5,629,725)

24

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
Net capital losses incurred after October 31, 2024, and December 31, 2024 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Fund	Capital	Ordinary
WBI BullBear Value 3000 ETF+	$—	$40,644
WBI BullBear Yield 3000 ETF+	—	—
WBI BullBear Quality 3000 ETF+	—	91,171
WBI PowerFactor® High Dividend ETF	—	—

As of June 30, 2025, the Funds had the following short-term and long-term capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

Fund	Short-Term	Long-Term
WBI BullBear Value 3000 ETF+	$19,910,253	$ —
WBI BullBear Yield 3000 ETF+	66,867,685	—
WBI BullBear Quality 3000 ETF+	23,917,137	—
WBI PowerFactor® High Dividend ETF	4,846,808	953,774

+	Annual limitation may apply to a portion of the losses under IRC 382.
Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. GAAP require that certain components of net assets be adjusted to reflect the permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary difference causing such reclassification is due to redemptions in-kind. At June 30, 2025, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of assets and liabilities.

Fund	Paid-In Capital	Total Distributable Loss
WBI BullBear Value 3000 ETF+	$76,287	$(76,287)
WBI BullBear Yield 3000 ETF+	(3,889)	3,899
WBI BullBear Quality 3000 ETF+	279,400	(279,400)
WBI PowerFactor® High Dividend ETF	688,345	(688,345)

NOTE 9 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	All Other
Fund	Purchases	Sales
WBI BullBear Value 3000 ETF	$209,741,398	$210,336,625
WBI BullBear Yield 3000 ETF	301,227,916	300,816,606
WBI BullBear Quality 3000 ETF	273,735,477	276,234,357
WBI Power Factor® High Dividend ETF	83,389,845	83,307,949

During the current fiscal period, the values of the in-kind security transactions were as follows:

Fund	Subscriptions	Redemptions
WBI BullBear Value 3000 ETF	$—	$4,037,403
WBI BullBear Yield 3000 ETF	—	6,971,261
WBI BullBear Quality 3000 ETF	—	4,036,077
WBI Power Factor® High Dividend ETF	6,011,310	10,118,837

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

25

Absolute Shares Trust
Note to Financial Statements
June 30, 2025 (Continued)
NOTE 10 – SHARE TRANSACTIONS
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges as the other shares of such Fund.
The Trust has entered into an agreement with NYSE Group, Inc. to list the Funds’ (“Shares”) on NYSE Arca, Inc., an indirect wholly-owned subsidiary of NYSE Group, Inc. Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Each Fund’s typical creation unit size is as follows:

Fund	Creation Unit
WBI BullBear Value 3000 ETF	50,000
WBI BullBear Yield 3000 ETF	50,000
WBI BullBear Quality 3000 ETF	50,000
WBI Power Factor® High Dividend ETF	50,000

Creation Units will be issued and redeemed principally in-kind, however, the Trust reserves the right to offer a cash option for creations and redemptions of Shares. Once created, Shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Corporation participant and, in each case, must have executed a participant agreement with Foreside Fund Services, LLC, the Funds’ distributor (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
Transactions in each Fund’s shares were as follows:

	WBI BullBear Value 3000 ETF				WBI BullBear Yield 3000 ETF
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	$—	—	$—	—	$—
Shares Redeemed	(150,000)	(4,346,390)	(400,000)	(11,294,235)	(300,000)	(7,200,795)	(650,000)	(15,203,025)
	(150,000)	$(4,346,390)	(400,000)	$(11,294,235)	(300,000)	$(7,200,795)	(650,000)	$(15,203,025)
Beginning Shares	1,138,315		1,538,315		1,830,183		2,480,183
Ending Shares	988,315		1,138,315		1,530,183		1,830,183

	WBI BullBear Quality 3000 ETF				WBI Power Factor® High Dividend ETF
	Year Ended June 30, 2025		Year Ended June 30, 2024		Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold	—	$—	—	—	200,000	$6,101,615	200,000	$5,777,920
Shares Redeemed	(150,000)	(5,278,970)	(350,000)	(10,991,445)	(350,000)	(10,367,845)	(500,000)	(13,684,070)
	(150,000)	$(5,278,970)	(350,000)	$(10,991,445)	(150,000)	$(4,266,230)	(300,000)	$(7,906,150)
Beginning Shares	1,177,182		1,527,182		2,050,000		2,350,000
Ending Shares	1,027,182		1,177,182		1,900,000		2,050,000

26

Absolute Shares Trust
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees
Absolute Shares Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of WBI BullBear Value 3000 ETF, WBI BullBear Yield 3000 ETF, WBI BullBear Quality 3000 ETF and WBI Power Factor® High Dividend ETF, each a series of Absolute Shares Trust (the Trust), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each series as of June 30, 2025, the results of their operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of June 30, 2025, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Trust’s auditor since 2014.
Short Hills, New Jersey
August 29, 2025

27

(b)	Financial highlights are included within the financial statements filed under Item 7 of this report.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10: Remuneration Paid to Directors, Officers, and other of Open-End Management Investment Companies
See Item 7(a).
Item 11: Statement Regarding basis for Approval of Investment Advisory Contract
APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
The Board (the members of which are referred to as “Trustees”) of the Trust met in-person on June 20, 2024 and June 12, 2025 (each a “Meeting”, together, the “Meetings”) to consider whether to renew: (1) the investment advisory agreements (collectively, the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, and (2) the investment sub-advisory agreements (collectively, the “Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor.
The Board considered renewing the Advisory Agreement and the Sub-Advisory Agreement and the engagement of the Advisor and the Sub-Advisor separately, although the advisers are affiliates.
In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), at each Meeting the Board requested, reviewed and considered materials furnished by the Advisor and the Sub-Advisor relevant to the Board’s consideration of whether to renew the Advisory Agreement and the Sub-Advisory Agreement. In connection with considering whether to renew the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of renewing the Advisory Agreement and Sub-Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including, but not limited to: (1) the nature, extent and quality of the services provided by each of the Advisor and the Sub-Advisor; (2) the investment advice and performance of each of the Advisor and the Sub-Advisor; (3) the fees of the services provided and profits realized by each of the Advisor and the Sub-Advisor from their relationships with the Trust; (4) the expenses of the Funds and the extent to which economies of scale have been realized and are expected to reduce Fund expenses; (5) any benefits derived or to be derived by each of the Advisor and the Sub-Advisor from the relationship with the Trust; and (6) potential conflicts of interest and associated compliance regimes adopted by the Advisor and Sub-Advisor.
In reviewing such factors, the Board relied on certain information, including (1) copies of the Advisory Agreement, the Sub-Advisory Agreement and the Expense Limitation Agreement; (2) information describing the Advisor, the Sub-Advisor and the services provided thereby; (3) information regarding the compliance programs of the Advisor and the Sub-Advisor; (4) copies of the Forms ADV for the Advisor and the Sub-Advisor; and (5) memoranda and guidance from K&L Gates LLP at the 2024 Meeting and from Seward & Kissel LLP at the 2025 Meeting on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, as part of the Advisor and Sub-Advisor’s responses to submitted questions, the Board was provided with data and information comparing the advisory fees and expenses of the Funds with expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable.
In particular, the Trustees, including the Independent Trustees, considered and discussed the following with respect to the Funds:
1. The nature, extent and quality of the facilities and services provided by each of the Advisor and the Sub-Advisor. The Board received information on and considered the division of responsibility of services provided by the Advisor and the Sub-Advisor, including the fact that portfolio management would continue to be conducted by the Sub-Advisor. In addition to the Sub-Advisor’s performance managing the Funds, the Board reviewed the experience and resources that the Sub-Advisor had in managing strategies similar to those utilized by the Funds, including information regarding the education and experience of management and investment personnel.

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At both Meetings, the Board determined that the Funds would continue to benefit from the services and resources available from the Advisor and the Sub-Advisor, with respect to their responsibilities under the Advisory and Sub-Advisory Agreements. In particular, they noted the extensive experience of the Sub-Advisor’s management personnel in developing and administering strategies utilized by the Funds, as well as the performance history of the Sub-Advisor since its inception. The Board also noted the compliance regimes of the Advisor and the Sub-Advisor and their effectiveness.
2. The advisory fees paid by and overall expenses of the Funds. The Board considered comprehensive data and information comparing the advisory fees and expense ratios (taking into consideration the Expense Limitation Agreement) of the Funds. The Board acknowledged that the Funds were distinct in ways from their peer group of ETFs. Nevertheless, the Sub-Advisor’s peer group analysis and methodology had not substantially changed from the prior years. The Board noted that the Morningstar reclassification of the Funds greatly aided in understanding each Fund’s peer group. The Board determined that the advisory fees charged and overall expenses of the Funds were competitive and in line with the related universe of funds. The Advisor and Sub-Advisor also presented the Board with several “fall-out” benefits the Advisor or the Sub-Advisor derive from its relationship to the Trust and the Funds, such as the Sub-Advisor’s offering of the Funds to help expand the Sub-Advisor’s distribution channels for its other investment products.
In light of the nature, quality, and extent of services provided by the Advisor and Sub-Advisor and the costs incurred by the Advisor and Sub-Advisor in rendering those services, and taking into account the “fall-out” benefits inured, the Board concluded that the level of fees paid to the Advisor and Sub-Advisor with respect to each Fund were fair and reasonable.
3. Brokerage and portfolio transactions. At the Meetings, the Board was presented with materials and a thorough discussion of the brokerage practices of the Advisor and Sub-Advisor. The Board reviewed with the Advisor and the Sub-Advisor the practices and policies of the Advisor and Sub-Advisor for best execution and broker selection. The Board reviewed information about the Sub-Adviser’s institution of commissions-based, high touch brokerage practices, which contemplate the Sub-Advisor, with assistance from the Advisor, closely monitoring executing broker trading activities to avoid adverse market pricing impacts of such trading (e.g., a Fund selling against itself or buying against itself). The Board also discussed and considered the Sub-Advisor’s receipt of soft dollar credits from executing brokers.
The Independent Trustees determined that the brokerage policies of both the Advisor and Sub-Advisor would benefit the Funds.
4. Financial condition of each of the Advisor and the Sub-Advisor. After considering information relating to the financial condition of the Advisor and Sub-Advisor, as well as the fees and operating costs relating to the management of the Funds, the Board determined that each of the Advisor and Sub-Advisor continue to be capable of providing services to the Funds. In this determination, the Board considered the existence of the Expense Limitation Agreement (including the level of the expense limit for each Fund) and the impact of such fees on the profitability of the Advisor and Sub-Advisor.
5. Possible conflicts of interest. The Board considered the experience and ability of the advisory personnel assigned to the Funds, soft-dollar arrangements and the brokerage policies of the Advisor and Subadvisor (including a discussion of the execution policies of the Advisor and Subadvisor), and the substance and administration of the Codes of Ethics of the Trust, the Advisor and the Sub-Advisor.
The Board determined that the compliance policies of the Trust, Advisor and Sub-Advisor, at the time of both Meetings, were each reasonably designed to monitor for and prevent violations of the federal securities laws and breaches of fiduciary duties.
6. Effect of the Funds’ growth and size on its investment performance and expenses. The Board considered information relating to the year- over-year trading of the Funds. It determined that the expense ratios of the Funds were well suited in light of expectations for continued asset accumulation and projected growth.
Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other

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comparable funds of similar size. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for each Fund were fair and reasonable. As a result, at both Meetings, all of the Board members, including the Independent Trustees, approved the Advisory Agreement.
With respect to the Sub-Advisor and based on the foregoing analysis and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the sub-advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Sub-Advisor to the Funds, as well as the costs incurred and the benefits gained by the Sub-Advisor in providing such services. Based on these and other considerations, the Board, in the exercise of its reasonable judgment, determined that the fees and expenses proposed for each Fund were fair and reasonable. As a result, at both Meetings, all of the Trustees, including the Independent Trustees, approved the Sub-Advisory Agreement.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Not applicable to open-end investment companies.

(5) Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Absolute Shares Trust

By (Signature and Title)*	/s/ Don Schreiber
Don Schreiber, Jr., President and Principal Executive Officer

Date	9/8/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Don Schreiber
Don Schreiber, Jr., President and Principal Executive Officer

Date	9/8/25

By (Signature and Title)*	/s/ Frederick Teufel
Frederick Teufel, Jr, Treasurer and Principal Financial Officer

Date	9/8/25

* Print the name and title of each signing officer under his or her signature.